Information about Geographic Areas (Tables)	12 Months Ended
Dec. 31, 2013
Revenues and Long-Lived Assets by Geographical Area

Our operations are primarily within the United States and Puerto Rico. Products are sold on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2013	2012	2011
Revenues:
United States	$3,325,114	$3,087,256	$2,938,907
Canada	318,165	240,254	—
Mexico	100,051	104,202	38,852

Total Revenues	$3,743,330	$3,431,712	$2,977,759

December 31,	2013	2012
Long-Lived Assets:
United States	$429,202	$429,153
Canada	207,340	225,076
Mexico	5,329	5,376

Total Long-Lived Assets	$641,871	$659,605